Cash and Cash equivalents - Summary of Cash and Cash Equivalent (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Cash And Cash Equivalents [Line Items]
Short-term deposits	₽ 59,331	₽ 1,955
Current bank accounts	43,749	701
Cash in transit	606	320
Petty cash	16	27
Cash and cash equivalents in the consolidated statements of financial position	103,702	3,003
Bank overdrafts	0	(9)
Cash and cash equivalents in the consolidated statements of cash flows	₽ 103,702	₽ 2,994